CONSOLIDATED STATEMENTS OF CASH FLOWS (Audited) (USD $)	7 Months Ended	12 Months Ended	19 Months Ended
	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit (loss)	$ 28,336	$ (38,238)	$ (9,902)
Forgiveness of debt	(36,896)		(36,896)
Changes in operating assets and liabilities:
Increase in accounts payable and accrued liabilities	7,018	27,827	34,845
NET CASH USED IN OPERATING ACTIVITIES	(1,542)	(10,411)	(11,953)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash assumed from share exchange agreement	511		511
NET CASH PROVIDED BY INVESTING ACTIVITIES	511		511
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on sale of common stock	90		90
Related party advances	1,910	9,900	11,810
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,000	9,900	11,900
NET INCREASE (DECREASE) IN CASH	969	(511)	458
CASH, BEGINNING		969
CASH, ENDING	969	458	458
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for Interest
Cash paid during the period for Income taxes
NON CASH INVESTING AND FINANCING ACTIVITY
Accrued liabilities assumed from share exchange agreement	(71,627)		(71,627)
Related party loan assumed from share exchange agreement	$ (48,092)		$ (48,092)